Share Capital (Details) - Schedule of Stock Option Activity - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock Options [Member]
Schedule of stock option activity [Abstract]
Number of options, Outstanding at beginning	15,062	4,146
Weighted average exercise price, Outstanding at beginning	$ 352.91	$ 1,388
Number of options, Granted		11,450
Weighted average exercise price, Granted		$ 115
Number of options, Expired/Cancelled		(534)
Weighted average exercise price, Expired/Cancelled		$ (3,090)
Number of options, Outstanding at ending	15,062	15,062
Weighted average exercise price, Outstanding at ending	$ 352.91	$ 352.91
Restricted Share Units [Member]
Schedule of stock option activity [Abstract]
Number of options, Outstanding at beginning	31,650	0
Weighted average exercise price, Outstanding at beginning	$ 105.02
Number of options, Granted		31,950
Weighted average exercise price, Granted		$ 105.08
Number of options, Exercised		(300)
Weighted average exercise price, Exercised		$ (103)
Number of options, Outstanding at ending	31,650	31,650
Weighted average exercise price, Outstanding at ending	$ 105.02	$ 105.02
Agents’ Options [Member]
Schedule of stock option activity [Abstract]
Number of options, Outstanding at beginning	9,315	4,459
Weighted average exercise price, Outstanding at beginning	$ 487.06	$ 751
Number of options, Granted		4,873
Weighted average exercise price, Granted		$ 251
Number of options, Expired/Cancelled		(17)
Weighted average exercise price, Expired/Cancelled		$ 2,049
Number of options, Outstanding at ending	9,315	9,315
Weighted average exercise price, Outstanding at ending	$ 487.06	$ 487.06
Share Purchase Warrants [Member]
Schedule of stock option activity [Abstract]
Number of options, Outstanding at beginning	341,320	51,213
Weighted average exercise price, Outstanding at beginning	$ 176	$ 989
Number of options, Granted	180,429	291,391
Weighted average exercise price, Granted	$ 20	$ 94
Number of options, Exercised	(390,748)
Weighted average exercise price, Exercised	$ 9
Number of options, Expired/Cancelled		(1,284)
Weighted average exercise price, Expired/Cancelled		$ 3,347
Number of options, Outstanding at ending	131,001	341,320
Weighted average exercise price, Outstanding at ending	$ 383.62	$ 176